Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended	46 Months Ended	60 Months Ended	70 Months Ended	76 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Defiance Connective Technologies ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Defiance Connective Technologies ETF NAV
Average Annual Return, Percent	34.10%			14.17%	13.10%
Defiance Hotel, Airline, and Cruise ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Defiance Hotel, Airline, and Cruise ETF NAV
Average Annual Return, Percent	23.96%	2.97%
Defiance Next Gen H2 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Defiance Next Gen H2 ETF NAV
Average Annual Return, Percent	(32.33%)		(38.00%)
Defiance Quantum ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Defiance Quantum ETF NAV
Average Annual Return, Percent	50.69%			23.62%		21.48%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			14.53%	15.51%
BlueStar Connective Technologies Index GTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlueStar Connective Technologies Index GTR
Average Annual Return, Percent	34.60%			14.32%	13.29%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	11.60%
BlueStar Global Hotels, Airlines, and Cruises Index NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlueStar Global Hotels, Airlines, and Cruises Index NTR
Average Annual Return, Percent	24.47%	3.26%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%		13.27%
BlueStar Hydrogen & NextGen Fuel Cell Gross Return Index_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlueStar Hydrogen & NextGen Fuel Cell Gross Return Index
Average Annual Return, Percent	(32.65%)		(37.66%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%			14.53%		13.74%
BlueStar Quantum Computing and Machine Learning Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlueStar Quantum Computing and Machine Learning Index
Average Annual Return, Percent	51.57%			24.29%		22.10%